As filed with the U.S. Securities and Exchange Commission on May 27, 2005

Securities Act File No. 333-109560

Investment Company Act File No. 811-21439

________________________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
______________
FORM N-1A
Registration Statement under the Securities Act of 1933	[ x ]
Pre-Effective Amendment No. 1	[ x ]
Post-Effective Amendment No. __	[ ]
and/or
Registration Statement under the Investment Company Act of 1940	[ x ]
Amendment No. 1 (Check appropriate box or boxes)	[ x ]

Fidelity Rutland Square Trust

(Exact Name of Registrant Specified in Charter)

82 Devonshire Street

Boston, MA 02109

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: 617-563-7000

Eric D. Roiter, Esq.

Fidelity Rutland Square Trust

Chief Legal Officer

82 Devonshire Street

Boston, MA 02109
(Name and Address of Agent for Service)	With copies to: Joseph R. Fleming, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, MA 02116-5021

________________________

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of
1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until
Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PAS

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Small Cap Fund of

FundsSM

(fund number 1212, trading symbol _____)

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Prospectus

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________, 2005

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Managed exclusively for clients of Strategic Advisers, Inc.® - not available for sale to the general public

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82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution

Prospectus

Fund Summary

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Note: PAS Small Cap is offered exclusively to clients of Strategic Advisers®, Inc. (Strategic).

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Investment Summary

Investment Objective

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PAS Small Cap Fund of FundsSM seeks capital appreciation.

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Principal Investment Strategies

  Normally investing at least 80% of its assets in shares of other small cap funds.

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  Normally investing in a combination of small cap stock funds that participate in Fidelity's FundsNetwork® (underlying funds).

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  Allocating assets among underlying funds to achieve portfolio characteristics similar to that of the Russell 2000® Index.

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  Investing in underlying funds with either a "growth" style or a "value" style or both.
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

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Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

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  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds. At this time, the fund will invest only in unaffiliated funds that participate in Fidelity's FundsNetwork, which includes, for example, institutional and retail funds.

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An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money.

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Prospectus

Fund Summary - continued

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

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The following table describes the fees charged by PAS Small Cap, but does not include other fees charged by Strategic. Shares of the fund can only be purchased through certain discretionary investment programs offered by Strategic. Strategic charges fees of up to 1.10% for its discretionary investment programs. For more information on this fee, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI). The annual fund operating expenses provided below for PAS Small Cap are based on estimated expenses.

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Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%
Total annual fund operating expenses	0.28%
Less Waiver and Reimbursement	0.28%
Net ExpensesA	0.00%

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A Strategic has contractually agreed to waive its management fee until May 28, 2007. In addition, Strategic has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.00% of its average net assets until May 28, 2007.

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The table does not include fees and expenses of the underlying funds, which typically will be much higher than 0.25%. Underlying funds ordinarily will pay Fidelity annual fees equal to 0.35% of their average daily net assets.

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This example helps you compare the cost of investing in PAS Small Cap with the cost of investing in other mutual funds.

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Let's say, hypothetically, that PAS Small Cap's annual return is 5% and that the fees are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic's fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

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Prospectus

1 year	$ 0
3 years	$ 0

Prospectus

Fund Basics

Investment Details

Investment Objective

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PAS Small Cap Fund of Funds seeks capital appreciation.

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Principal Investment Strategies

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Strategic normally invests at least 80% of the fund's assets in shares of other small cap funds. Strategic generally identifies small cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a small cap fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small cap funds for purposes of the 80% policy.

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Strategic allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to that of the Russell 2000 Index, a market capitalization-weighted index of 2,000 small company stocks. As of December 31, 2004, the Russell 2000 Index included companies with capitalizations between $59 million and $3.61 billion.

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Strategic is not constrained by any particular investment style. At any given time, Strategic may tend to buy underlying funds with a "growth" style or a "value" style, or a combination of both types.

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In buying and selling underlying funds, Strategic relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

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Normally the fund will invest only in underlying funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis. NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets, though such fees may be higher or lower in some cases. The fund does not currently intend to invest in non-NTF funds but reserves the right to do so if permitted by law in the future.

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Like all mutual funds, the underlying funds will incur fund expenses, which may include management fees, 12b-1 fees, and other expenses. The underlying funds may also charge redemption fees, sales loads, exchange fees, administrative fees, or other fees in addition to fund expenses. Any such fees will be payable by the fund, not by Strategic, although Strategic may choose to reimburse the fees if they are not waived by the underlying funds. The fund itself reserves the right to impose redemption fees in the future.

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The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.

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Prospectus

Principal Investment Risks

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Many factors affect PAS Small Cap's performance. PAS Small Cap's share price changes daily based on the performance of the underlying funds in which it invests. If Strategic's strategies do not work as intended, the fund may not achieve its objective. The ability of PAS Small Cap to meet its investment objective is directly related to its allocation among underlying funds and the ability of those funds to meet their investment objectives. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money.

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The following factors can significantly affect the performance of PAS Small Cap and the small cap stock funds in which it invests:

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Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value.

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Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

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Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, and further limit investments to the extent a fund's shares are already held by Strategic or its affiliates. The fund will bear a pro rata share of the underlying funds' expenses. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments.

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Prospectus

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The fund will invest in unaffiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible unaffiliated mutual funds will typically be limited to NTF funds. Affiliates of Strategic receive servicing or distribution fees with respect to NTF funds.

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In response to market, economic, political, or other conditions, Strategic may temporarily use a different investment strategy for defensive purposes. If Strategic does so, different factors could affect PAS Small Cap's performance and the fund may not achieve its investment objective.

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Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

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PAS Small Cap Fund of Funds seeks capital appreciation.

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Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

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PAS Small Cap Fund of Funds normally invests at least 80% of its assets in shares of other small cap funds.

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Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

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The assets of PAS Small Cap consist primarily of shares of the underlying funds, which are valued at their respective NAVs. The fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. If an underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. An underlying fund's valuation may differ depending on the method used for determining value.

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Prospectus

Shareholder Information

Buying and Selling Shares

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THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

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Shares of the fund are offered only to clients of Strategic that have granted Strategic discretionary authority to invest in a portfolio of mutual funds. If you are not currently a Strategic client, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m., Monday through Friday) for more information. Strategic may charge clients fees for its services in addition to those disclosed in this prospectus. When you terminate your relationship with Strategic your shares will be sold at the next NAV and Strategic will send the proceeds to you.

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The fund may reject for any reason, or cancel as permitted or required by law, any specific purchase order.

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Strategic may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchase and sales by Strategic (fund shares may only be bought pursuant to instructions from Strategic and are not available for purchase by the general public). The underlying funds normally have policies that limit how frequently the fund may trade in their shares. Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

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The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

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The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

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Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

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The price to sell one share of the fund is the fund's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities or other property rather than in cash.

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Under anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

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Dividends and Capital Gain Distributions

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PAS Small Cap earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. PAS Small Cap also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

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PAS Small Cap normally pays dividends and capital gain distributions in April and December.

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Distribution Options

Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

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For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met.)

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When Strategic buys shares on your behalf when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

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The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund has three management Trustees (affiliated with Fidelity) and two independent Trustees, and operates under Section 10(d) of the Investment Company Act of 1940.

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Strategic is PAS Small Cap's investment manager. The address of Strategic and its affiliates is 82 Devonshire Street, Boston, Massachusetts 02109.

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Fidelity Management & Research Company (FMR), an affiliate of Strategic, is responsible for handling the business affairs for PAS Small Cap.

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As of March 31, 2005, Strategic had approximately $64.4 billion in discretionary assets under management.

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As the manager, Strategic is responsible for choosing the fund's investments.

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Catherine Pena is co-manager of PAS Small Cap Fund of Funds, which she has managed since its inception. Since joining Fidelity Investments in 1996, Ms. Pena has been a quantitative research analyst, senior mutual fund analyst, portfolio strategist and manager.

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Geoffrey Stein is co-manager of PAS Small Cap Fund of Funds, which he has managed since its inception. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers and manager.

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The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Catherine Pena and Geoffrey Stein.

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From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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PAS Small Cap has a management fee which is payable to Strategic. The management fee is calculated and payable to Strategic every month.

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Strategic is responsible for the payment of all other expenses of PAS Small Cap with limited exceptions.

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PAS Small Cap's annual management fee rate is 0.25% of its average net assets.

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Strategic pays FMR an administration fee for handling the business affairs for PAS Small Cap.

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Strategic has contractually agreed to waive its management fee until May 28, 2007. In addition, Strategic has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.00% of its average net assets until May 28, 2007. This expense reimbursement may be terminated or modified by agreement between Strategic and the fund's Board of Trustees. These arrangements decrease the fund's expenses and boost its performance.

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Prospectus

Fund Services - continued

Fund Distribution

Prospectus

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Fidelity Distributors Corporation (FDC) distributes the fund's shares.

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No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

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For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

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For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

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You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

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For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-8544.

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The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room. The fund does not have a public internet web site on or through which the SAI, the fund's annual and semi-annual reports and other related materials are made available.

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Investment Company Act of 1940, File Number, 811-21439

Fidelity, Fidelity Investments & (Pyramid) Design, Strategic Advisers, and FundsNetwork are registered trademarks of FMR Corp.

PAS Small Cap Fund of Funds is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

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1.806630.100 PQY-pro-[MAPS code suffix]

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PAS SMALL CAP FUND OF FUNDSSM

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A Fund of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

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[_________], 2005

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Offered exclusively to certain clients of Strategic Advisers®, Inc.--not available for sale to the general public.

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This statement of additional information (SAI) is not a prospectus. An annual report for the fund will be available once the fund has completed its first annual period.

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To obtain a free additional copy of the prospectus, dated [________], 2005, please call Fidelity at 1-800-544-8544.

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TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contract	<Click Here>
Board Approval of the Existing Investment Advisory Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Fund	<Click Here>
Fund Holdings Information	26
Appendix	<Click Here>

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82 Devonshire Street, Boston, MA 02109

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PQX-ptb-[__]05

1.806629.100

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INVESTMENT POLICIES AND LIMITATIONS

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The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of PAS Small Cap Fund of Funds' assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of PAS Small Cap's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with PAS Small Cap's investment policies and limitations.

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PAS Small Cap's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

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The following are the fund's fundamental investment limitations set forth in their entirety.

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Diversification

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The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

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Senior Securities

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The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

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Borrowing

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The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holiday to the extent necessary to comply with the 33 1/3% limitation.

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Underwriting

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The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

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Concentration

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The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

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Real Estate

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The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

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Commodities

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The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

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Loans

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

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

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The acquisitions of loans and loan participations excluded from the fund's lending limitation discussed above are only those loans and loan participations considered securities within the meaning of the 1940 Act.

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The following investment limitations are not fundamental and may be changed without shareholder approval.

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Short Sales

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

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

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Margin Purchases

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

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

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Borrowing

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

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers, Inc. or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

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Illiquid Securities

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The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

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For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. Moreover, to the extent that a fund acquired the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. (See "Securities of Other Investment Companies" on page 6.)

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Loans

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

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers, Inc. or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

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In addition to the fund's fundamental and non-fundamental limitations discussed above:

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

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 4.

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For the fund's limitations on investing in securities of other investment companies, see the section entitled "Securities of Other Investment Companies" on page 6.

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Notwithstanding the foregoing investment limitations, the underlying funds in which PAS Small Cap may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting PAS Small Cap to engage indirectly in investment strategies that may not be permitted under the investment limitations listed above.

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Investment Practices of PAS Small Cap

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PAS Small Cap normally invests at least 80% in shares of other small cap funds. PAS Small Cap normally invests in a combination of small cap stock funds that participate in Fidelity's FundsNetwork® (underlying funds). The following pages contain more detailed information about types of instruments in which PAS Small Cap may, but is not required to, invest, strategies Strategic Advisers, Inc. (Strategic) may, but is not required to, employ in pursuit of PAS Small Cap's investment objective, and a summary of related risks. Strategic may not buy any of these instruments or use any of these techniques unless it believes that doing so will help PAS Small Cap achieve its goal. Furthermore, this list of instruments, strategies, and risks is not exhaustive.

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An underlying fund may invest in the same or other types of investments or its adviser may employ strategies other than those discussed in this Statement of Additional Information. References on the following pages to "the fund" or "a fund" relate only to PAS Small Cap.

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Borrowing. The fund may borrow from banks or from other funds advised by Strategic, FMR, or their affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

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Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

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Futures and Options. The following paragraphs pertain to futures and options: Futures Contracts and Limitations on Futures and Options Transactions.

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Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

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The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

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Limitations on Futures and Options Transactions. The trust, on behalf of the fund, intends to file with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the fund's operation, before engaging in any purchases or sales of commodity futures contracts or commodity options contracts. Accordingly, the fund will not be subject to registration or regulation as a CPO.

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The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

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The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

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Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, Strategic determines the liquidity of a fund's investments and, through reports from Strategic, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, Strategic may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

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Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates (which would include Strategic). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by Strategic.

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Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. PAS Small Cap will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Strategic.

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Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

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Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. PAS Small Cap will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by Strategic. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

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Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions. However, PAS Small Cap will not lend securities to Strategic or an affiliate.

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Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic to be in good standing and when, in Strategic's judgment, the income earned would justify the risks.


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Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

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Securities of Other Investment Companies. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws. Even though a fund may invest in a number of underlying funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through another fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds.


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Because PAS Small Cap invests in unaffiliated underlying funds, it (together with its affiliates as defined under the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund under the 1940 Act. As a result, the amount of shares of an underlying fund in which PAS Small Cap is permitted to invest will be limited by its current holdings and any current holdings of affiliated persons of Strategic, and Strategic may have to select alternative investments for PAS Small Cap that would not have been its first investment choice.

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The 1940 Act also provides that an underlying fund whose shares are purchased by PAS Small Cap is obliged to redeem shares held by the fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Because PAS Small Cap and its affiliated persons may together acquire up to 3% of an underlying fund's shares, if PAS Small Cap decides to sell a large position in an underlying fund, it could need up to 90 days to completely implement this decision. However, because PAS Small Cap has reserved the right to pay redemption requests in kind, namely in shares of the underlying funds, Strategic expects to treat all holdings of underlying fund shares as liquid.

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Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Strategic may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, Strategic will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.



Temporary Defensive Policies. The fund reserves the right to invest without limitation in investment-grade money market instruments for temporary, defensive purposes.


PORTFOLIO TRANSACTIONS

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All orders for the purchase or sale of portfolio securities (normally, shares of the underlying funds) are placed on behalf of PAS Small Cap by Strategic, either itself or through its affiliates, pursuant to authority contained in PAS Small Cap's management contract. PAS Small Cap will not incur any commissions or sales charges when it invests in underlying funds, but it may incur such costs if it invests directly in other types of securities. Because the fund may, but is not required to, invest directly in portfolio securities other than underlying fund shares, the following discussion identifies matters related to portfolio transactions and brokerage that might apply to the fund.



Strategic may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If selecting brokers or dealers (including affiliates of Strategic), Strategic generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; and the provision of additional brokerage and research products and services, if applicable.



For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.


Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.


PAS Small Cap may execute portfolio transactions with brokers or dealers (who are not affiliates of Strategic) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced Strategic's normal research activities in providing investment advice to the fund. Strategic's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.


Certain of the products and services Strategic may receive from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, Strategic may request a broker or dealer to provide a specific proprietary or third-party product or service. While Strategic may take into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic nor the fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for the fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing the fund to pay such higher compensation, Strategic will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or Strategic's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist Strategic or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.


The Trustees of the fund periodically review Strategic's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of PAS Small Cap and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

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

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions.



From time to time the Trustees will review whether the recapture for the benefit of PAS Small Cap of some portion of the compensation paid by the fund on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to participate, or continue to participate, in the commission recapture program.



Although certain of the officers of PAS Small Cap are also officers of other funds managed by Strategic or its affiliates, investment decisions for PAS Small Cap are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.



When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic as investment adviser to PAS Small Cap outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


VALUATION


PAS Small Cap's net asset value per share (NAV) is the value of a single share. The NAV of PAS Small Cap is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

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

The assets of PAS Small Cap consist primarily of shares of the underlying funds, which are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes accurately reflects fair value. Most underlying fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that its Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


BUYING AND SELLING INFORMATION


Shares of PAS Small Cap are offered only to clients of Strategic that have granted Strategic discretionary authority to invest in a portfolio of mutual funds. If you are not currently a Strategic client, please call 1-800-544-3455 for more information.



Investors participating in a Strategic discretionary investment program are charged an annual advisory fee based on a percentage of the average market value of assets in their account. The stated fee is then reduced by a credit reflecting the amount of fees, if any, received by Strategic or its affiliates from non-Fidelity mutual funds for investment management or certain other services.



PAS Small Cap may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.


DISTRIBUTIONS AND TAXES

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Dividends. A portion of PAS Small Cap's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that PAS Small Cap's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying fund. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). For PAS Small Cap and for those underlying funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals, such as interest, short-term capital gains (including short-term capital gains distributed by an underlying fund as a dividend as well as short-term capital gains earned on the sale of underlying fund shares or other securities), and non-qualifying dividends, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. A portion of PAS Small Cap's dividends derived from certain U.S. Government securities, including the portion of dividends from an underlying fund derived from certain U.S. Government securities, and securities of certain other investment companies may be exempt from state and local taxation.

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

Capital Gain Distributions. PAS Small Cap's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.


Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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Tax Status of the Funds. PAS Small Cap intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, PAS Small Cap intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.



Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting PAS Small Cap and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether PAS Small Cap is suitable to their particular tax situation.


TRUSTEES AND OFFICERS

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The Trustees and executive officers of Fidelity Rutland Square Trust and PAS Small Cap, as applicable, are listed below. The Board of Trustees governs PAS Small Cap and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee PAS Small Cap's activities, review contractual arrangements with companies that provide services to PAS Small Cap, and review PAS Small Cap's performance. Each of the Trustees oversees one fund advised by FMR or an affiliate.



The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.


Interested Trustees*:

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Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.


Name, Age; Principal Occupation
 Boyce I. Greer (49)

Year of Election or Appointment: 2005

Mr. Greer serves as Managing Director of Strategic Advisers, Inc. (2002-present). Previously, he served as Senior Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division, Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

  Richard A. Spillane Jr. (54)

Year of Election or Appointment: 2005

Mr. Spillane serves as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-present). Previously, he served as Senior Vice President of FMR's Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity's Political Action Committee (2001-present), a Member of Fidelity's Ethics Oversight Committee (2002-present), a Member of the FMR Investment Committee (1998-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Vice Chairman of the Board of Xaverian Brothers High School (1998-present), a Member of the Investment Committee for Rensselaer Polytechnic Institute (2004-present), a Member of the Board of Overseers of Newton Wellesley Hospital (2004-present), and Chairman of the Investment Committee for the Catholic Schools Foundation (2002-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

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* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

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Independent Trustees:

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

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS Small Cap, P.O. Box 961107, Boston, Massachusetts 02196.

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Name, Age; Principal Occupation
 Peter Aldrich (61)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment).

  Ralph F. Cox (72)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.


Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
 Richard A. Silver (58)

Year of Election or Appointment: 2005

Chief Financial Officer of PAS Small Cap. He also serves as Executive Vice President of Fidelity Reporting, Accounting & Pricing Services (2000-present). Previously, he served as Chief Financial Officer and Treasurer of the Fidelity funds (1997-2000).

  Eric D. Roiter (56)

Year of Election or Appointment: 2005

Chief Legal Officer of PAS Small Cap. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

  Stuart Fross (45)

Year of Election or Appointment: 2005

Secretary of PAS Small Cap. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

 Stephen D. Fisher (42)

Year of Election or Appointment: 2005

Assistant Secretary of PAS Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Vice President, Associate General Counsel of FMR.

Name, Age; Principal Occupation
  Charles V. Senatore (50)

Year of Election or Appointment: 2005

Chief Compliance Officer and Anti-Money Laundering Officer of PAS Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of the Regulatory Affairs Group (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIA Self-Regulation and Supervisory Practices Committee (2004-present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

  Kimberley H. Monasterio (41)

Year of Election or Appointment: 2005

President and Treasurer of PAS Small Cap. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

  John H. Costello (58)
Year of Election or Appointment: 2004 Assistant Treasurer of PAS Small Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
  Peter L. Lydecker (51)
Year of Election or Appointment: 2005 Assistant Treasurer of PAS Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
  Mark Osterheld (50)
Year of Election or Appointment: 2005 Assistant Treasurer of PAS Small Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.



Standing Committees of the Fund's Trustees. The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee.



The Audit Committee is composed of Messrs. Aldrich, Cox (Chair), and Greer. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside counsel the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service providers internal controls over financial reporting. The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process, will discuss with Strategic, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund, and will review with Strategic, the fund's Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of the fund's compliance with its name test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the fund, and anti-money laundering requirements.



The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2004.


Interested Trustees
DOLLAR RANGE OF FUND SHARES	Boyce I. Greer	Richard A. Spillane Jr.
PAS Small Cap	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter Aldrich	Ralph F. Cox
PAS Small Cap	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ending February 28, 2006, or calendar year ended December 31, 2004, as applicable.

Compensation Table1
AGGREGATE COMPENSATION FROM A FUND	Peter Aldrich	Ralph F. Cox[2]
PAS Small Cap +	$ 30,000	$ 30,000
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 369,250


1 Boyce I. Greer and Richard A. Spillane Jr. are interested persons and are compensated by Strategic or by an affiliate, FMR.



2 Mr. Cox served on the Boards of Trustees of the various Fidelity funds through December 31, 2004.


+ Estimated for the fund's first full year.


A Information is for the calendar year ended December 31, 2004 for 303 funds of 58 trusts in the Fidelity fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2004, Ralph F. Cox accrued $132,875 in required deferred compensation from the funds. Ralph F. Cox elected voluntarily to defer $42,086.25 of his compensation.



As of the commencement of the fund, 100% of PAS Small Cap total outstanding shares was held by Strategic or an affiliate. FMR Corp. is the ultimate parent company of Strategic and this affiliate.


CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.


FMR and Strategic Advisers (collectively, the Investment Advisers), FDC, and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.


MANAGEMENT CONTRACT


PAS Small Cap has entered into a management contract with Strategic, pursuant to which Strategic furnishes investment advisory and other services.



Management Services. Under the terms of its management contract with the fund, Strategic acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic is authorized, in its discretion, to allocate the fund's assets among underlying funds in which the fund may invest. Strategic also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or Strategic performing services relating to research, statistical and investment activities.



Strategic in turn has entered into an administration agreement with FMR on behalf of PAS Small Cap. Under the terms of the administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of PAS Small Cap. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.



Management-Related Expenses. Under the terms of PAS Small Cap's management contract, Strategic, either itself or through an affiliate, is responsible for payment of all operating expenses of PAS Small Cap with certain exceptions. Under the terms of the administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and the fund's insurance premiums and Investment Company Institute dues. The administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. In addition, FMR compensates and pays all the expenses of all officers of the fund and all Trustees who are "interested persons" of the trust, Strategic, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.



PAS Small Cap pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.



Management Fee. For the services of Strategic under the management contract, PAS Small Cap has a monthly management fee which is payable to Strategic at the annual rate of 0.25% of its average net assets throughout the month.



For the services of FMR under the administration agreement, Strategic pays FMR a monthly administration fee at a rate agreed to by the parties from time to time.



Strategic has contractually agreed to waive its management fee until May 28, 2007. In addition, Strategic has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.0% of its average net assets until May 28, 2007.



The fee waiver and expense reimbursement by Strategic will increase PAS Small Cap's returns.



Catherine Pena and Geoffrey Stein are the portfolio managers of PAS Small Cap and receive compensation for their services. As of February 28, 2005, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager. Each portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.



Ms. Pena and Mr. Stein are employees of Strategic Advisers, Inc., a subsidiary of FMR Corp and an affiliate of FMR. Strategic Advisers, Inc. is the adviser to PAS Small Cap. A significant portion of each portfolio manager's bonus for the fund is based on the pre-tax investment performance of the fund against a Median Index Peer Group which consists of the median score of all funds in the following Morningstar fund categories: Small Cap Value, Small Cap Blend, and Small Cap Growth. Each portfolio manager's bonus is based on several components calculated separately over multiple measurement periods eventually encompassing up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Adviser funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. A smaller, subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage and employer administrative services.



A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.


The following table provides information relating to other accounts managed by Ms. Pena as of February 28, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	79	11
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	None	$15,970.60	$1,810.60
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None


* Excludes PAS Small Cap. PAS Small Cap is expected to commence operations on ______, 2005.



As of February 28, 2005 (prior to the fund's inception) the dollar range of shares of PAS Small Cap beneficially owned by Ms. Pena was $0.



The following table provides information relating to other accounts managed by Mr. Stein as of February 28, 2005:


	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	331	11
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	None	$29,830.80	$2,929.40
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None


* Excludes PAS Small Cap. PAS Small Cap is expected to commence operations on ______, 2005.



As of February 28, 2005 (prior to the fund's inception) the dollar range of shares of PAS Small Cap beneficially owned by Mr. Stein was $0.


BOARD APPROVAL OF THE EXISTING INVESTMENT ADVISORY CONTRACTS


Matters Considered by the Board. The Board of Trustees is scheduled to meet four times a year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

>/R>


Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts). These materials may include (i) information on the investment performance of the fund, peer groups of funds and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the Investment Adviser's results and financial condition, (2) arrangements in respect of the distribution of the fund's shares, (3) the procedures employed to determine the value of the fund's assets, (4) the allocation of the fund's brokerage, if any, including allocations to brokers affiliated with the Investment Adviser, the use of "soft" commission dollars to pay for research and brokerage services, and the use of brokerage commissions to pay fund expenses, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and their affiliates.



Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, (h) operating expenses paid to third parties, and (i) the information furnished to investors, including the fund's shareholders.



At a February 14, 2005 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:



The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.



Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.



Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for the initial term of the management contract. It also considered the amount and nature of fees paid by shareholders and the profitability of the Investment Adviser.


Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that any potential economies of scale would be shared between fund shareholders and the Investment Adviser in an appropriate manner.



Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and their affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. It also considered the possible allocation of fund brokerage to brokers affiliated with the Investment Adviser and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services, if any. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and their affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its fees and reimburse all expenses.



Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.


PROXY VOTING GUIDELINES


The following Proxy Voting Guidelines were established by the Board of Trustees of PAS Small Cap, after consultation with Strategic. (The guidelines are reviewed periodically by Strategic and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)



As of the date of this SAI, the fund intends to invest in shares of underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act, which allows a fund to invest most of its assets in other funds so long as certain conditions are satisfied. One of those conditions requires the investing fund (such as the fund) to vote underlying fund proxies in accordance with pass through voting procedures (that is, in accordance with specific instructions from the investing fund's shareholders) or echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund). Strategic generally expects to follow echo voting procedures for such shares.



I. General Principles



A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.



B. Non-routine proposals will generally be voted in accordance with the guidelines.



C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.



D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.



E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.



II. Definitions (as used in this document)



A. Large capitalization company - a company included in the Russell 1000® stock index.



B. Small capitalization company - a company not included in the Russell 1000 stock index.



C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.



D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.



E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.



F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.



G. Sunset provision - a condition in a charter or plan that specifies an expiration date.



H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.



III. Directors



A. Incumbent Directors



FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:



1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.



With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:



a. The poison pill includes a sunset provision of less than 5 years;



b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and



c. Shareholder approval is required to reinstate the poison pill upon expiration.



FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.



2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.



3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.



4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.



B. Indemnification



FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.



C. Independent Chairperson



FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.



IV. Compensation



A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)



FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:


 1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.



2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.



However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:



a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;



b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.



3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.



4. The granting of awards to non-employee directors is subject to management discretion.



5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.



FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:



1. The shares are granted by a compensation committee composed entirely of independent directors; and



2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.



B. Equity Exchanges and Repricing



FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:



1. Whether the proposal excludes senior management and directors;



2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;



3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;



4. The company's relative performance compared to other companies within the relevant industry or industries;



5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and



6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.



C. Employee Stock Purchase Plans



FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.



D. Employee Stock Ownership Plans (ESOPs)



FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.



E. Executive Compensation



FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.



V. Anti-Takeover Plans



FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:



A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.



B. The anti-takeover plan includes the following:



1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;



2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;



3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;



4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and



5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.



C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.



D. It is a fair price amendment that considers a two-year price history or less.



FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.



VI. Capital Structure/Incorporation



A. Increases in Common Stock



FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.



B. New Classes of Shares



FMR will generally vote against the introduction of new classes of stock with differential voting rights.



C. Cumulative Voting Rights



FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.



D. Acquisition or Business Combination Statutes



FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.



E. Incorporation or Reincorporation in Another State or Country



FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.



VII. Auditors



A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.



B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.



VIII. Other



A. Voting Process



FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.



B. Regulated Industries



Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.



To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.


DISTRIBUTION SERVICES


PAS Small Cap has entered into a distribution agreement with FDC, an affiliate of Strategic and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic.


TRANSFER AND SERVICE AGENT AGREEMENTS


PAS Small Cap has entered into a transfer agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FSC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for PAS Small Cap.



For providing transfer agency services, FSC receives no fees from PAS Small Cap.



FSC also collects fees charged in connection with providing certain types of services such as closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.



FSC pays out-of-pocket expenses associated with providing transfer agent services to PAS Small Cap. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.



PAS Small Cap has also entered into a service agent agreement with FSC (or an agent, including an affiliate). Under the terms of the agreements, FSC calculates the NAV and dividends for PAS Small Cap, and maintains PAS Small Cap's portfolio and general accounting records.



For providing pricing and bookkeeping services, FSC receives a monthly fee from Strategic based on PAS Small Cap's average daily net assets throughout the month.


DESCRIPTION OF THE FUND


Trust Organization. PAS Small Cap Fund of FundsSM  is a fund of Fidelity Rutland Square Trust, an open-end management investment company created under an initial trust instrument dated June 26, 2003. Currently, there is one fund offered in Fidelity Rutland Square Trust: PAS Small Cap Fund of Funds. The Trustees are permitted to create additional funds in the trust and, if permitted under the 1940 Act, to create additional classes of the fund.


The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.


Shareholder Liability. PAS Small Cap is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the fund. The Trust Instrument provides that the fund shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the fund or the Trustees relating to the fund shall include a provision limiting the obligations created thereby to the fund and its assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.



The Trust Instrument provides for indemnification out of the fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.



Voting Rights. The fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate (and by class, if established under the 1940 Act).


The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.


On matters submitted for consideration by shareholders of any underlying fund, PAS Small Cap will vote its shares in proportion to the vote of all other holders of shares of that underlying fund.



The fund (or a class, if any) may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the fund (or a class, if any) with another operating mutual fund or the sale of all or a portion of the assets of the fund (or a class, if any) to another operating mutual fund requires approval by a vote of shareholders of the fund or the class. The Trustees may, however, reorganize or terminate the fund (or a class, if any) without prior shareholder approval. In the event of the dissolution or liquidation of the fund (or a class, if any), shareholders of that fund (or that class, if any) are entitled to receive the underlying assets of the fund or class available for distribution.



Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of PAS Small Cap. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.



Strategic, FMR, their officers and directors, their affiliated companies, and Members of their Boards of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.



Independent Registered Public Accounting Firm. _____________________________________________, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.



FUND HOLDINGS INFORMATION



The fund limits the dissemination of holdings information to the circumstances described below.



1. A full list of the fund's holdings as of the prior business day is available to eligible investors and the fund's shareholders by calling: 1-800-544-3455.



2. The fund may provide the fund's holdings and information about the specific holdings of the underlying funds to third-parties that, i) calculate information derived from holdings either for use by Strategic or its affiliates in connection with the management of the fund or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into agreements that specify that, (a) holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, (c) the firms certify their information security policies and procedures, and (d) the firms limit the nature and type of information that may be disclosed to third-parties.



The entities that may receive the information described above are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); S&P (full holdings weekly, six days after the end of the week); Moody's Investor Services (full holdings weekly, six days after the end of the week); and Wall Street Concepts (REMIC securities quarterly, 15 days after calendar quarter-end).



In addition, the information described above may be provided as part of the normal investment activities of the fund to the following entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed: auditors; custodians; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or the Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.



The fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the fund.



As authorized by the Board of Trustees, FMR's Disclosure Policy Committee has established and administers guidelines found by the Board to be in the best interests of shareholders concerning the dissemination of fund holdings information, and resolution of conflicts of interest in connection with such disclosure, if any. The Disclosure Policy Committee reviews and decides on each information request and, if granted, how and by whom that information will be disseminated. The Disclosure Policy Committee is comprised of the executive officers and employees of FMR. It reports to the Board of Trustees periodically. Any modifications to the guidelines require prior Board approval.



Strategic, any affiliates, and the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.



There is no assurance that the fund's policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.


APPENDIX


Fidelity Investments & (Pyramid) Design, Strategic Advisers, and FundsNetwork are registered trademarks of FMR Corp.



PAS Small Cap Fund of Funds is a service mark of FMR Corp.


The third party marks appearing above are the marks of their respective owners.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)		Articles of Incorporation.
	(1)	Trust Instrument made as of June 26, 2003 (i).
	(2)	Amended and Restated Trust Instrument made as of May 13, 2005 (i).

(b)		By-laws.
	(1)	Bylaws of Fidelity Rutland Square Trust dated September 29, 2003 (i).
	(2)	Bylaws of Fidelity Rutland Square Trust dated May 13, 2005 (i).

(c)		Instruments Defining Rights of Security Holders.

See Article II, "Beneficial Interest," and Article VII, "Shareholders' Voting Powers and Meetings" of Registrant's Amended and Restated Trust Instrument made as of May 13, 2005. See Article IV, "Shareholders' Meetings," and Article VI, "Shares of Beneficial Interest" of Bylaws of Fidelity Rutland Square Trust dated May 13, 2005.

(d)		Investment Advisory Contracts.
Form of 10(d) Company Management Contract between PAS Small Cap Fund of Funds and Strategic Advisers, Inc.(i).

(e)		Underwriting Contracts.
Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation (i).

(f)		Bonus or Profit Sharing Contracts.
None.

(g)		Custodian Contracts.
Form of Custodian Agreement between Fidelity Rutland Square Trust and The Bank of New York (i).

(h)		Other Material Contracts.
	(1)	Form of Transfer Agent Agreement with Fidelity Service Company, Inc. (i).
	(2)	Form of Service Agent Agreement with Fidelity Service Company, Inc. (i).
	(3)	Form of 10(d) Company Administration Agreement (i).
	(4)	Form of Expense Reimbursement Agreement (i).

(i)		Legal Opinion.
Opinion and Consent of Counsel (ii).

(j)		Other Opinions.
Consent of Independent Registered Public Accounting Firm (ii).

(k)		Omitted Financial Statements (ii).

(l)		Initial Capital Agreements.
Not applicable.

(m)		Rule 12b-1 Plan.
Not applicable.

(n)		Rule 18f-3 Plan.
Not applicable.

(o)		Reserved.

(p)		Code of Ethics.
Fidelity Investments Code of Ethics for Personal Investing Fidelity Funds Version, January 1, 2005 (i).

____________________

(i) Filed herewith.

(ii) To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Trust

None, however, initial seed capital will be provided by the Registrant's investment adviser.

Item 25. Indemnification

The Registrant's Amended and Restated Trust Instrument made as of May 13, 2005, Article X, Section 10.02, provides as follows:

INDEMNIFICATION Section 10.02.

(a) Subject to the exceptions and limitations contained in Section (b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law and applicable provisions of the 1940 Act against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26. Business and Other Connections of the Adviser

Strategic Advisers, Inc. serves as investment adviser to the fund and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers, Inc. have held, during the past two fiscal years, the following positions of a substantial nature.

William V. Harlow III	Chief Investment Officer and Director of Strategic Advisers, Inc.

Philip Bullen	Director of Strategic Advisers, Inc.; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FMR Far East and FMR U.K.

G. Robert Bristow	Previously served as Senior Vice President of Strategic Advisers, Inc. (2004).

Ren Y. Cheng	Vice President of Strategic Advisers, Inc. (2003).

William Eigen	Vice President of Strategic Advisers, Inc. (2004), FMR, FMRC, and funds advised by FMR.

Jay Freedman	Secretary of Strategic Advisers, Inc., FMR U.K., FMR Far East, FIMM, and FMR Corp.; Assistant Secretary of FMR, FMRC and FDC.

Howard Galligan	Vice President of Strategic Adviser, Inc. (2004).

Boyce I. Greer	Director and Managing Director of Strategic Advisers, Inc.

Karen Hammond

Vice President of Strategic Advisers, Inc., FMR U.K., FMR Far East, and FIMM (2003); Treasurer of Strategic Advisers, Inc. and FMR Corp. (2003); Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM (2003).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Alice Lowenstein	Vice President of Strategic Advisers, Inc.

Robert B. MacDonald	Vice President of Strategic Advisers, Inc. (2004); Previously served as Vice President of FMR and FMRC (2004).

Katherine Sikora Nelson	Previously served as Assistant Clerk of Strategic Advisers, Inc. (2003)

Jeffrey Resnik	Senior Vice President of Strategic Advisers, Inc.

Roger T. Servison	Director of Strategic Advisers, Inc.

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Vice President of Strategic Advisers, Inc.

Susan Sturdy	Assistant Secretary of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FMR Far East, FIMM, FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FMR Far East, FIMM, FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jonathan Weed	Vice President of Strategic Advisers, Inc.

Principal Business Addresses

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (Far East) Inc. (FMR Far East)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by Strategic Advisers, Inc. or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Secretary
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Transfer, Pricing and Bookkeeping Agent; (e) Administrator; (f) Custodian; and (g) Special Custodian. The address of each is as follows:

(a)	Registrant Fidelity Rutland Square Trust 82 Devonshire Street Boston, MA 02109
(b)	Investment Adviser Strategic Advisers, Inc. 82 Devonshire Street Boston, MA 02109
(c)	Principal Underwriter Fidelity Distributors Corporation 82 Devonshire Street Boston, MA 02109
(d)	Transfer, Pricing and Bookkeeping Agent Fidelity Service Company, Inc. 82 Devonshire Street Boston, MA 02109
(e)	Administrator Fidelity Management & Research Company One Federal Street Boston, MA 02109
(f)	Custodian The Bank of New York 110 Washington Street New York, NY 10286
(g)	Special Purpose Custodian JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017-2070

Item 29. Management Services

None.

Item 30. Undertakings

Registrant hereby undertakes to file an amendment to its registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons pursuant to Section 14(a)(3) of the Investment Company Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 13th day of May 2005.

Fidelity Rutland Square Trust

By	/s/ Kimberly Monasterio
Kimberley Monasterio, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Kimberly Monasterio	President and Treasurer	May 13, 2005
Kimberley Monasterio	(Principal Executive Officer)
/s/ Richard Silver	Chief Financial Officer	May 13, 2005
Richard Silver	(Principal Financial Officer)
/s/ Peter C. Aldrich	Trustee	May 13, 2005
Peter C. Aldrich
/s/ Ralph F. Cox	Trustee	May 13, 2005
Ralph F. Cox
/s/ Boyce Greer	Trustee	May 13, 2005
Boyce Greer
/s/ Richard Spillane	Trustee	May 13, 2005
Richard Spillane

10146324.2.

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Rutland Square Trust (the "Trust"), pursuant to the authority granted to the Trust's Board of Trustees in Section 4.01(l) of Article IV of the Trust's Trust Instrument dated June 26, 2003, hereby constitute and appoint Joseph R. Fleming our true and lawful attorney-in-fact to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of (i) the Securities Act of 1933, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, (ii) the Investment Company Act of 1940, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, and (iii) state or municipal securities, business entities and tax laws, and any related requirements of such states or municipalities. We hereby ratify and confirm all that said attorney-in-fact may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 14, 2005.

WITNESS our hands on this fourteenth day of February 2005.

/s/ Peter C. Aldrich	/s/ Ralph F. Cox
Peter C. Aldrich	Ralph F. Cox

10159493.2.BUSINESS